REVENUES - Additional Information (Details) - Medtronic [Member] - USD ($) $ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021
Development Agreement [Member]
Statement Line Items [Line Items]
License revenue	$ 10
Amount received for license			$ 30
Development Agreement [Member] | Top of range [member]
Statement Line Items [Line Items]
Amount received for license			$ 41
License Agreement Member [Member]
Statement Line Items [Line Items]
License revenue		$ 10